Financial Liabilities at Fair Value Through Profit or Loss - Narrative (Details) $ / shares in Units, $ in Thousands					1 Months Ended
	Apr. 04, 2022 d $ / shares shares	Jul. 31, 2020 USD ($) shares	Jul. 31, 2020	Jul. 21, 2020 $ / shares shares	Jan. 31, 2022 USD ($)	Dec. 31, 2022 shares
Disclosure of financial liabilities [line items]
Exercise price of outstanding warrants (in dollars per share)	$ 11.50
Warrant, term	5 years
Number of redeemable preferred shares issued in the period (in shares) | shares		20,000,000		22,000,000
Redeemable preferred share, par value (usd per share)				$ 1
Redeemable preferred shares, price per share (usd per share)				$ 5
Proceeds from issuance of redeemable preferred shares | $		$ 100,000
Redeemable preferred shares, non-cumulative dividend rate			0.07
Redeemable preferred stock, redemption amount | $					$ 108,149
Redeemable preferred stock, dividend amount | $					$ 2,094
Private Placement Warrants
Disclosure of financial liabilities [line items]
Number of warrants (in shares) | shares	9,400,000
Public Warrants
Disclosure of financial liabilities [line items]
Number of warrants (in shares) | shares	17,250,000
Earnout liabilities
Disclosure of financial liabilities [line items]
Sponsor contingent shares issued (in shares) | shares	12,000,000
Threshold trading days | d	20
Trading day period | d	30
Contingent shares earned (in shares) | shares						0
Earnout liabilities | Tranche One
Disclosure of financial liabilities [line items]
Earnout percentage	33.30%
Target share price (in dollars per share)	$ 15.00
Earnout liabilities | Tranche Two
Disclosure of financial liabilities [line items]
Earnout percentage	33.30%
Target share price (in dollars per share)	$ 17.50
Earnout liabilities | Tranche Three
Disclosure of financial liabilities [line items]
Earnout percentage	33.30%
Target share price (in dollars per share)	$ 20.00
Earn-in liabilities
Disclosure of financial liabilities [line items]
Sponsor contingent shares issued (in shares) | shares	6,393,750
Threshold trading days | d	20
Trading day period | d	30
Contingent shares earned (in shares) | shares						0
Earn-in liabilities | Tranche One
Disclosure of financial liabilities [line items]
Earnout percentage	33.30%
Target share price (in dollars per share)	$ 15.00
Earn-in liabilities | Tranche Two
Disclosure of financial liabilities [line items]
Earnout percentage	33.30%
Target share price (in dollars per share)	$ 17.50
Earn-in liabilities | Tranche Three
Disclosure of financial liabilities [line items]
Earnout percentage	33.30%
Target share price (in dollars per share)	$ 20.00